Intangible Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥) Segments	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Goodwill	¥ 243,827	¥ 215,808	¥ 273,725
Impairment loss	0	62,624	28,607
Research and development expenditure recognized	78	167	84
Impairment loss of intangible assets	28,689	4,041	7,059
Leasehold rights [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	6,423	5,517
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets	21,419	21
Other intangibles [member] | SMBC Trust Bank Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets	¥ 28,679
Pre Tax Discount Rate	8.00%
Securities [member] | SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		62,624
Wholesale Business Unit [member]
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Retail Business Segment [member] | SMBC Consumer Finance Co., Ltd [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 56,692	56,692
Head Office Account and Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	178,011	147,683	¥ 210,307
Impairment loss		62,624
Head Office Account and Others [member] | SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	109,629	109,629
Head Office Account and Others [member] | Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	55,076	38,053
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 22,430	¥ 11,434